ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $88,475 and $112,671 as of June 30, 2023, and December 31, 2022, respectively. Accounts payable consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8) credit cards, refund liability and deferred revenue (see Note 7).

	June 30, 2023	December 31, 2022

Credit Cards	$44,666	$44,473
Refund Liability	-	-
Deferred Revenue	-	17,506
Payroll liabilities	1,414	24,206
Payroll tax liabilities	2,852	84
Accrued interest	39,459	25,978
Other liabilities	84	424
Net balance	$88,475	$112,671

NOTE 6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities amounted to $112,671 and $175,702 as of December 31, 2022 and December 31, 2021, respectively. Accounts payable consisted of payroll liabilities and related costs. Accrued liability is mainly accrued interest of the Economic Injury Disaster Loan (“EIDL”) loan (see Note 8), credit cards, refund liability and deferred revenue (see Note 7).

	December 31, 2022	December 31, 2021

Credit Cards	$44,473	$21,451
Refund Liability	-	74,384
Deferred Revenue	17,506	63,009
Payroll liabilities	24,206	-
Payroll tax liabilities	84	7,441
Accrued interest	25,978	9,417
Other liabilities	424	-
Net balance	$112,671	$175,702